Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ 177	$ 249	$ 465	$ 743
Basic (in shares)	552	553	554	552
Diluted (in shares)	555	556	557	556
Basic (in USD per share)	$ 0.32	$ 0.45	$ 0.84	$ 1.35
Diluted (in USD per share)	$ 0.32	$ 0.45	$ 0.83	$ 1.34